UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05128

                          THE SWISS HELVETIA FUND, INC.
                     1270 Avenue of the Americas, Suite 400
                            New York, New York 10020
                                 1-888-SWISS-00

                        Rodolphe E. Hottinger, President
                                Hottinger et Cie
                               3 Place des Bergues
                                    C.P. 395
                                 CH-1201 Geneva
                                   Switzerland

                      Date of fiscal year end: December 31

           Date of reporting period: January 1, 2005 - March 31, 2005

Item 1.  Schedule of Investments

                      THE SWISS HELVETIA FUND, INC.
--------------------------------------------------------------------------------


Schedule of Investments (Unaudited)                            March 31, 2005

                                                                    Percent
No. of                                                              of Net
Shares        Security                                    Value     Assets
--------------------------------------------------------------------------------
      Common Stocks - 96.82%

      Banks - 16.70%

     458,000  Credit Suisse Group2
              Registered Shares                    $ 19,731,773      4.86%
              A global operating financial group.
              (Cost $15,309,694)

      33,406  St. Galler Kantonalbank
              Registered Shares                       8,786,627      2.17%
              A Swiss regional bank that offers
              retail, commercial, private and
              institutional banking.  It also
              provides asset management and
              financial planning services.
              (Cost $7,655,440)

     435,000  UBS AG2
              Registered Shares                      36,861,314      9.09%
              Largest Swiss bank. It offers
              consumer, business and
              construction loans, mortgages,
              mutual funds, export and structured
              finance and securities brokerage
              services, advises on mergers and
              acquisitions, invests pension funds
              and sponsors credit cards.
              (Cost $7,578,949)

      94,000  Vontobel Holding AG
              Registered Shares                       2,346,254      0.58%
              Provides investment, banking and
              consulting services to private and
              institutional customers.
              (Cost $2,286,229)

                                                     -----------   -------
                                                      67,725,968    16.70%

      Basic Resources - 0.50%

      20,324  Precious Woods Holding AG1
              Bearer Shares                            2,029,160     0.50%
              Through subsidaries, manages
              tropical forests using ecologically
              sustainable forest management methods.
              Harvests tropical trees and processes
              them into lumber.
              (Cost $2,039,773)
                                                ---------------    -------
                                                      2,029,160      0.50%

      Biotechnology - 3.30%

     126,973  Actelion Ltd.1
              Registered Shares                      12,890,119      3.18%
              Pharmaceutical company that
              develops and markets synthetic
              small-molecule drugs against
              diseases related to the endothelium.
              (Cost $8,781,182)

      12,273  Cytos Biotechnology AG1
              Registered Shares                         484,989      0.12%
              Develops and produces
              biopharmaceuticals.  Produces
              vaccines that immunize the
              patient against  disease-related
              proteins.  This instructs the immune
              system to produce antibodies to reverse
              or prevent disease progression.
              (Cost $439,327)
                                                  -------------    -------
                                                     13,375,108      3.30%

      Chemicals - 8.45%

      35,000  Ciba Specialty Chemicals AG
              Registered Shares                       2,272,842      0.56%
              Develops, manufactures, and markets
              specialty chemicals.
              (Cost $2,562,063)

      15,488  Sika AG
              Bearer Shares                          11,590,986      2.86%
              Leading producer of
              construction chemicals.
              (Cost $3,761,320)

     194,931  Syngenta AG1, 2
              Registered Shares                      20,426,950      5.03%
              Produces herbicides, insecticides
              and fungicides, and seeds for field
              crops, vegetables, and flowers.
              (Cost $12,135,720)
                                                  -------------   --------
                                                     34,290,778      8.45%

      Construction - 2.06%

     135,143  Holcim Ltd.
              Registered Shares                       8,339,431      2.06%
              Produces and markets various
              building materials, in addition
              to providing consulting and
              engineering services in all areas
              of the cement manufacturing
              process.
              (Cost $6,153,257)
                                                   ------------   --------
                                                      8,339,431      2.06%

      Food & Beverages - 15.14%

         300  Lindt & Sprungli AG
              Registered Shares                       4,568,336      1.13%
              Major manufacturer of premium
              Swiss chocolates.
              (Cost $1,196,399)

     207,000  Nestle AG2
              Registered Shares                      56,834,256     14.01%
              Largest food and beverage
              processing company in the world.
              (Cost $12,427,541)
                                                 --------------   --------
                                                     61,402,592     15.14%

      Industrial Goods & Services - 9.64%

      60,000  Adecco SA
              Registered Shares                       3,307,325      0.81%
              Leading personnel and
              temporary employment company.
              (Cost $3,260,846)

       2,055  Belimo Holding AG
              Registered Shares                       1,317,241      0.32%
              World market leader in damper and
              volume control actuators for
              ventilation and air-conditioning
              equipment.
              (Cost $450,523)

       2,409  Kaba Holdings AG
              Bearer Shares                             677,083      0.17%
              Provides mechanical and electronic
              security systems.
              (Cost $433,442)

      49,854  Kuehne & Nagel International AG
              Registered Shares                      10,791,452      2.66%
              Operates sea freight, land and rail
              transportation businesses and
              warehousing and distribution facilities.
              (Cost $2,566,808)

       6,598  SGS Societe Generale de
              Surveillance Holding SA
              Registered Shares                       4,771,773      1.18%
              Provides a variety of industrial
              inspection, analysis, testing and
              verification services worldwide.
              (Cost $1,709,324)

       8,496  SIG Holding AG
              Registered Shares                       1,824,797      0.45%
              Manufactures packaging machinery
              through subsidaries.  Produces
              beverage bottling machines, beverage
              cartons, and filling machines.
              (Cost $1,838,620)

      35,047  Sulzer AG2
              Registered Shares                      15,143,221      3.73%
              Manufactures and sells industrial
              equipment, machinery, and medical
              devices.
              (Cost $12,445,442)

     615,035  Von Roll Holding AG1
              Bearer Shares                           1,284,871      0.32%
              Manufactures  insulation  and composite
              materials and offers waste treatment
              services.
              (Cost $904,319)
                                                  -------------   --------
                                                     39,117,763      9.64%

      Insurance - 4.73%

      68,088  Swiss Reinsurance Company
              Registered Shares                       4,892,809      1.21%
              Second largest reinsurance company
              in the world.
              (Cost $4,038,842)

      81,100  Zurich Financial Services AG2
              Registered Shares                      14,282,146      3.52%
              Offers property, accident, health,
              automobile, liability, financial risk
              and life insurance and retirement
              products.
              (Cost $14,353,611)
                                                 --------------   --------
                                                     19,174,955      4.73%

      Medical Technology - 0.14%

      16,867  Phonak Holding AG
              Registered Shares                         583,036      0.14%
              Designs and produces wireless
              analog and digital hearing aids,
              transmitters,  remote controls,
              microphones and receivers for use in
              wireless communications within
              broadcasting and sports.
              (Cost $143,401)
                                                 --------------    -------
                                                        583,036      0.14%

      Pharmaceuticals - 24.40%

   1,149,000  Novartis AG2
              Registered Shares                      53,791,593     13.26%
              One of the leading manufacturers
              of pharmaceutical and
              nutrition products.
              (Cost $13,461,235)

     420,000  Roche Holding AG2
              Dividend Rights Certificates           45,174,931     11.14%
              Worldwide pharmaceutical Company.
              (Cost $8,467,363)
                                                 --------------    -------
                                                     98,966,524     24.40%

      Retailers - 1.06%

      24,767  Galenica Holding AG
              Registered Shares                       4,290,952      1.06%
              Manufactures and distributes
              prescription and over-the-counter
              drugs, toiletries and hygiene products.
              (Cost $3,158,881)
                                                 --------------    -------
                                                      4,290,952      1.06%

      Technology - 3.76%

      14,238  Huber & Suhner AG
              Registered Shares                       1,037,478      0.25%
              Manufactures a wide range of
              products, extending from cables for
              energy and electrical submission
              to special products such as rubber.
              (Cost $815,503)

     230,449  Logitech International SA1, 2
              Registered Shares                      14,065,916      3.47%
              Manufactures personal computer input
              devices, as well as producing
              trackballs, desktop publishing
              programs and related software.
              (Cost $8,396,934)

      23,813  Temenos Group AG1
              Registered Shares                         149,443      0.04%
              Provides  integrated  software  for
              the  banking  sector.  Develops,
              distributes,   implements,  and
              supports  its process-oriented
              real-time  enterprise software
              designedfor the  management  of
              administrative  tasks in Europe,
              North America, Asia, and the Middle
              East.
              (Cost $159,743)
                                                 --------------    -------
                                                     15,252,837      3.76%

      Utility Suppliers - 6.94%

         500  Aare-Tessin AG Fur Elektrizitat
              Registered Shares                         805,437      0.20%
              Generates, transmits, and distributes
              electricity in Switzerland and neighboring countries. Provides environmental technology and engineering services.
              (Cost $859,335)

      22,445  BKW FMB Energie AG
              Registered Shares                      12,805,269      3.16%
              Generates and distributes electricty.
              Produces electricity using nuclear,
              hydroelectric, solar, biomass and wind
              energy.
              (Cost $12,145,317)

         350  Centralschweiz Kraftwerke
              Bearer Shares                           1,321,420      0.33%
              Supplies electric power, operates and
              maintains distribution network facilities, constructs and installs equipment, and offers consulting services to its clients.
              (Cost $1,302,180)

      17,144  Elektrizitaets-Gesellschaft Laufenburg AG2
              Registered Shares                      13,182,713      3.25%
              Generates  and sells  electricity.
              Operates nuclear and hydroelectric
              generating  plants.  Sells excess
              power throughout Europe.
              (Cost $12,807,688)
                                                 --------------    -------
                                                     28,114,839      6.94%


      Total Common Stocks
      (Cost $186,046,251)*                        $ 392,663,943     96.82%

      Other Assets less Liabilities                  12,893,540      3.18%
                                                 --------------    -------
               Net Assets                         $ 405,557,483    100.00%
                                                 ==============   ========

--------------------------------------------------------------------------------
1 Non-income producing security.
2 One of the ten largest portfolio holdings.
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:
Gross Unrealized Appreciation                                 $207,067,013
Gross Unrealized Depreciation                                    (449,321)
Net Unrealized Appreciation                                ---------------
                                                              $206,617,692
                                                           ===============

Item 2.  Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SWISS HELVETIA FUND, INC.

By:      /s/ Rodolphe E. Hottinger
         __________________________
         Rodolphe E. Hottinger, President

Date:    May 10, 2005
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Rodolphe E. Hottinger
         __________________________
         Rodolphe E. Hottinger, President

Date:    May 10, 2005
         __________________________

By:      /s/ Rudolf Millisits
         __________________________
         Rudolf Millisits, Treasurer

Date:    May 3, 2005
         __________________________